                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street - 11th Floor
                                                     New York, New York 10281-1008

October 3, 2007

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Baring China Fund
                  File Nos. 333-137576 and 811-21953

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of Additional  Information of Oppenheimer  Baring China Fund (the  "Registrant")
that would have been filed  pursuant to Rule  497(c)  under the  Securities  Act would not have differed from that contained in Post-Effective Amendment No. 1 to
the  Registrant's   Registration   Statement  on  Form  N-1A,  which  was  filed
electronically  with the  Securities  and Exchange  Commission  on September 28,
2007.

                                                     Sincerely,

                                                     /s/ Adrienne Ruffle
                                                     ------------------------------------------
                                                     Adrienne Ruffle
                                                     Vice President & Assistant Counsel
                                                     Phone: 212.323.5231
                                                     aruffle@oppenheimerfunds.com

cc:    Ron Feiman, Esq.
       KPMG LLP
       Gloria LaFond